EATON VANCE SERIES TRUST II
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the "Registrant") (1933 Act File No. 02-42722) certifies (a) that the forms of prospectus and statement of additional information dated November 1, 2004 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 60 ("Amendment No. 60") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 60 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-04-000924) on October 28, 2004:

                  Eaton Vance Tax-Managed Emerging Markets Fund


                                   EATON VANCE SERIES TRUST II


                                   By:/s/ Alan R. Dynner
                                      ---------------------------
                                      Alan R. Dynner, Esq.
                                      Secretary

Date: November 1, 2004